As filed with the Securities and Exchange Commission on October 14, 2008

Registration Nos. 2-89725 and 811-3981

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 47 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 48 ☒

(Check appropriate box or boxes)

PRUDENTIAL WORLD FUND, INC.

Exact name of registrant as specified in charter

Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, NJ 07102-4077

Address of Principal Executive Offices and Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, NJ 07102-4077

Name and Address of Agent for Service

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on October 20, 2008 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ (____) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (____) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Parts A, B and C to the Prudential World Fund, Inc. (the “Company”) Post–Effective Amendment No. 46 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 47 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on July 31, 2008 (the “Post-Effective Amendment”) are herein incorporated by reference. The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of October 14, 2008. It is proposed that the Post-Effective Amendment become effective on October 20, 2008, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 14th day of October 2008.

PRUDENTIAL WORLD FUND, INC.

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Kevin J. Bannon	Director

*Linda W. Bynoe	Director

*David E.A. Carson	Director

*Robert F. Gunia	Director and Vice President

*Michael S. Hyland	Director

*Robert E. La Blanc	Director

*Douglas H. McCorkindale	Director

*Stephen P. Munn	Director

*Richard A. Redeker	Director

*Judy A. Rice	Director and President – Principal Executive Officer

*Robin B. Smith	Director

*Stephen G. Stoneburn	Director

* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	October 14, 2008